Subsequent Events - Additional Information (Details) - USD ($)	Jan. 18, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Deposits into the trust account	$ 140,000	$ 50,193	$ 614,767
Public share	$ 0.04	$ 9.2	$ 9.2
Redemption price per share	$ 10.35
Aggregate redemption amount	$ 255,875,758
Class A common stock [Member]
Subsequent Event [Line Items]
Stock issued during period, shares, new issues	24,703,445
Redemption price per share			$ 10.34	$ 10.2
Subsequent Event [Member]
Subsequent Event [Line Items]
Deposits into the trust account	$ 140,000
Public share	$ 0.04
Redemption price per share	$ 10.35
Aggregate redemption amount	$ 255,875,757
Subsequent Event [Member] | Class A common stock [Member]
Subsequent Event [Line Items]
Stock issued during period, shares, new issues	24,703,445